Annual Total Returns- Alger Spectra Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Spectra Fund - I - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.47%)	18.79%	35.06%	12.31%	7.02%	(0.12%)	31.05%	(0.87%)	32.23%	43.53%